Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Balances and Transactions

13. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets three major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Ji'an Aoxinlian Information Consulting Service Co., Ltd.(“Ji'an Aoxinlian”)	Ji’an Aoxinlian is controlled by the immediate family member of the Group's senior management.
Shenzhen Aileyou Information Technology Co., Ltd.(Aileyou)*	Aileyou is an equity investment of the Group.
L.P. Technology Holdings Limited (“L.P.”)	L.P. is an equity investment of the Group.

*In June 2022, the Company has fully disposed all its shareholding in Aileyou, and which was no longer a related party of the Company after the disposal.

(a)
The Group entered into the following significant related party transactions:

(i)
Services provided to related parties

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Services provided to Aileyou	631	—	—
Services provided to L.P. Technology Holdings Limited	—	—	4,408
Total	631	—	4,408

(ii)
Purchase of services from related parties

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Purchases services from Ji'an Aoxinlian	16,177	14,753	35,561
Total	16,177	14,753	35,561

(iii) Funds provided to related parties

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands)
Funds provided to L.P. Technology Holdings Limited	—	—	45,914
Total	—	—	45,914

(b)
The Group had the following significant related party balances:

(i)
Amounts due from related parties

	As of December 31,
	2023	2024
	(RMB in thousands)
Due from L.P. by the Group	6,989	61,722
Total	6,989	61,722

(ii)
Amounts due to related parties

	As of December 31,
	2023	2024
	(RMB in thousands)

Due to Ji'an Aoxinlian by the Group	2,958	10,927
Total	2,958	10,927

The Group believes that the terms of the transactions with the related parties are comparable to the terms of arm’s‑length transactions with third‑party vendors and customers.